Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 11, 2014

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
(File Nos. 333-17391 and 811-07959)
Orinda SkyView Multi-Manager Hedged Equity Fund (S000031753) Orinda SkyView Macro Opportunities Fund (S000036614)

Ladies and Gentlemen:

On behalf of the Trust and its series, Orinda SkyView Multi-Manager Hedged Equity Fund and Orinda SkyView Macro Opportunities Fund (the “Funds”), transmitted herewith for filing is the preliminary proxy statement on Schedule 14A (the “Preliminary Proxy Statement”) and related proxy voting card.  The Preliminary Proxy Statement contains a request for shareholders to consider and approve a new investment advisory agreement and a new “manager of managers” arrangement on behalf of the Funds.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust

Enclosures